Retirement Plans - Changes in the Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Projected benefit obligation:
Beginning of year	$ 90,445	$ 85,058
Service cost	300	778	$ 1,032
Interest cost	4,042	3,482	3,588
Participants’ contributions	0	194
Actuarial loss (gain)	8,371	2,211
Benefits paid	(3,829)	(3,468)
Curtailment loss	0	618
Foreign currency translation adjustment and other	(6,004)	1,572
End of year	93,325	90,445	85,058
Fair value of plan assets:
Beginning of year	72,540	66,522
Actual gain on plan assets	9,993	5,980
Employer contributions	2,028	2,227
Participants’ contributions	0	194
Benefits paid	(3,829)	(3,468)
Foreign currency translation adjustment	(4,522)	1,085
End of year	76,210	72,540	$ 66,522
Excess projected obligation under (over) fair value of plan assets at end of year	(17,115)	(17,905)
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss	22,180	21,524
Prior service cost (credit)	0	0
Net amount recognized in accumulated other comprehensive loss	$ 22,180	$ 21,524